Variable Interest Entities	12 Months Ended
Dec. 31, 2021
Variable Interest Entities [Abstract]
Variable Interest Entities
Note 22—Variable Interest Entities
Based upon the criteria set forth in ASC 810, the Company consolidates variable interest entities (“VIEs”) in which it has a controlling financial interest and is therefore deemed the primary beneficiary. A controlling financial interest will have both of the following characteristics: (a) the power to direct the VIE activities that most significantly impact economic performance; and (b) the obligation to absorb the VIE losses and the right to receive benefits that are significant to the VIE. The Company has determined that Fathom OpCo meets the definition of a VIE and that the Company is the primary beneficiary of Fathom OpCo beginning on the date of the Business Combination, and therefore the Company must consolidate Fathom OpCo from the date of the Business Combination.
The following table presents a summary of the total assets, liabilities, and equity of the Company’s consolidated VIE, which is comprised solely of Fathom OpCo.

Period Ended December 31, 2021 (Successor) Fathom OpCo Standalone

Total assets	$1,566,106
Total liabilities	193,437
Total equity	1,372,669